Registration Nos. 2-11522

811-173

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 104	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 63	☒

DODGE & COX FUNDS

(Exact Name of Registrant as Specified in Charter)

555 California Street, 40th Floor,

San Francisco, CA 94104

(Address of Principal Executive Office)

Registrant’s Telephone Number including Area Code: (415) 981-1710

Roberta R. W. Kameda, Esq., 555 California Street, 40th Floor, San Francisco, CA 94104

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 8, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date of a previously filed post-effective amendment.

Explanatory Note

Post-Effective Amendment No. 101 (the “Amendment”) to the Registration Statement of Dodge & Cox Funds was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on August 3, 2020 to register a new series, the Dodge & Cox Emerging Markets Stock Fund. Pursuant to Rule 485(a)(2), the Amendment would have become effective on November 6, 2020. Post-

Effective Amendment No. 102 was filed pursuant to Rule 485(b)(i)(iii) for the purpose of delaying the effectiveness of the Amendment until December 4, 2020; and Post-Effective Amendment No. 103 was filed pursuant to Rule 485(b)(i)(iii) for the purpose of delaying the effectiveness of the Amendment until December 31, 2020. This Post-Effective Amendment No. 104 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 8, 2021 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 104 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

DODGE & COX FUNDS

PART C – OTHER INFORMATION

Item 28.	Exhibits:

	(a) 1	Amended and Restated Trust Instrument – incorporated by reference to Post-Effective Amendment No. 87

	(a) 2	Amendment to the Amended & Restated Trust Instrument – incorporated by reference to Post-Effective Amendment No. 91

	(b)	Amended and Restated Bylaws – incorporated by reference to Post-Effective Amendment No. 89

	(d) 1	Investment Management Agreements

Dodge & Cox Balanced Fund – incorporated by reference to Post-Effective Amendment No. 63

Dodge & Cox Stock Fund – incorporated by reference to Post-Effective Amendment No. 63

Dodge & Cox Income Fund – incorporated by reference to Post-Effective Amendment No. 63

Dodge & Cox International Stock Fund – incorporated by reference to Post-Effective Amendment No. 67

Dodge & Cox Global Stock Fund – incorporated by reference to Post-Effective Amendment No. 76

Dodge & Cox Global Bond Fund – incorporated by reference to Post-Effective Amendment No. 87

Dodge & Cox Emerging Markets Stock Fund - to be filed by amendment

	(d) 2	Expense Reimbursement Agreement for Dodge & Cox Global Bond Fund – incorporated by reference to Post-Effective Amendment No. 93

Expense Reimbursement Agreement for Dodge & Cox Emerging Markets Stock Fund - to be filed by amendment

	(g)	Amended and Restated Custodian Agreement – incorporated by reference to Post-Effective Amendment No. 87

	(h) 1	Form of Transfer Agency Agreement – incorporated by reference to Post-Effective Amendment No. 63

	(h) 2	Anti-Money Laundering Amendment to Form of Transfer Agency Agreement – incorporated by reference to Post-Effective Amendment No. 70

	(h) 3	Appendix A-1 of Anti-Money Laundering Amendment dated July 5, 2006 to Form of Transfer Agency Agreement – incorporated by reference to Post-Effective Amendment No. 75

	(h) 4	Amendment to Transfer Agency and Service Agreement – incorporated by reference to Post-Effective Amendment No. 95

	(i)	Opinion and Consent of Legal Counsel to the Funds – incorporated by reference to Post-Effective Amendment No. 87

	(j) 1	Consent of Independent Registered Public Accounting Firm – to be filed by amendment

	(j) 2	Signatures/Power of Attorney – incorporated by reference to Post-Effective Amendment No. 95

	(j) 3	Signature / Power of Attorney – incorporated by reference to Post-Effective Amendment 58

	(p)	Code of Ethics – incorporated by reference to Post-Effective Amendment 58

	(q) 1	Audited financial statements of Dodge & Cox Global Bond Fund, L.L.C. – incorporated by reference to Post-Effective Amendment No. 86

(q) 2

Appointment of Agent for Service of Process by Dodge & Cox Global Stock Fund Cayman, Ltd. and Dodge  & Cox International Stock Fund Cayman, Ltd. – incorporated by reference to Post-Effective Amendment No. 93

	(q) 3	Appointment of Agent for Service of Process by Dodge & Cox Global Bond Fund Cayman, Ltd. – incorporated by reference to Post-Effective Amendment No. 97

Item 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Dodge & Cox Global Stock Fund, a separate series of the Registrant, wholly owns and controls Dodge & Cox Global Stock Fund Cayman, Ltd. (“GSF Subsidiary”), an exempt company organized under the laws of the Cayman Islands. The GSF Subsidiary’s financial statements will be included, on a consolidated basis, in the Dodge & Cox Global Stock Fund’s annual and semi-annual reports to shareholders.

The Dodge & Cox International Stock Fund, a separate series of the Registrant, wholly owns and controls Dodge & Cox International Stock Fund Cayman, Ltd. (“ISF Subsidiary”), an exempt company organized under the laws of the Cayman Islands. The ISF Subsidiary’s financial statements will be included, on a consolidated basis, in the Dodge & Cox International Stock Fund’s annual and semi-annual reports to shareholders.

The Dodge & Cox Global Bond Fund, a separate series of the Registrant, wholly owns and controls Dodge & Cox Global Bond Fund, Cayman, Ltd. (“GBF Subsidiary”), an exempt company organized under the laws of the Cayman Islands. The GBF Subsidiary’s financial statements will be included, on a consolidated basis, in the Dodge & Cox Global Bond Fund’s annual and semi-annual reports to shareholders.

Item 30.	INDEMNIFICATION

Section 10.02 of the Trust Instrument provides for indemnification of Trustees of the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustees, officers or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant and Dodge & Cox maintain officers’ and directors’ liability insurance in the amount of $140,000,000 with no deductible for the Trust’s officers and trustees and $1,000,000 deductible for the joint insured entities. An additional “Side A Excess” policy in the amount of $25,000,000 covers additional liabilities of the independent trustees of the Trust.

Item 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Dodge & Cox serves as the investment adviser to the Registrant. Dodge & Cox also serves as investment adviser to other pooled investment vehicles and institutional and individual separate accounts. It has no other business activities. Business backgrounds of the principal executive officers and directors of the adviser who also hold positions with the Registrant are included under “Management of the Fund – Officers and Trustees” in Part B of the Registration Statement.

Item 32.	PRINCIPAL UNDERWRITERS
(a)	None. Each series is a no-load, open-end management investment company selling shares directly to the public.
(b)	Not Applicable
(c)	Not Applicable
Item 33.	LOCATION OF ACCOUNTS AND RECORDS

Previously filed on Form N-CEN

Item 34.	MANAGEMENT SERVICES

Not Applicable

Item 35.	UNDERTAKINGS

Registrant hereby undertakes to furnish to each person, to whom Registrant’s Prospectus is delivered, a copy of the most recent Annual Report to Shareholders of the relevant portfolio upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant Certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Francisco and State of California on the 21st day of December, 2021.

DODGE & COX FUNDS

*By:	/s/ Dana M. Emery
Dana M. Emery
President (Principal Executive Officer)

*By:	/s/ Roberta R. W. Kameda
Roberta R.W. Kameda as attorney-in-fact**

Dodge & Cox Funds is organized under an Amended and Restated Trust Instrument dated February 25, 2014. A Restated Certificate of Trust of the Dodge & Cox Funds was filed with the Secretary of State of Delaware on September 8, 2014. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant as provided in the Trust Instrument of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Dana M. Emery	President and Trustee	December 21, 2020
Dana M. Emery*	(Principal Executive Officer)

/s/ Charles F. Pohl	Chairman and Trustee	December 21, 2020
Charles F. Pohl*

/s/ David H. Longhurst	Treasurer	December 21, 2020
David H. Longhurst*	(Principal Financial and Accounting Officer)

/s/ Caroline M. Hoxby	Trustee	December 21, 2020
Caroline M. Hoxby*

/s/ Thomas A. Larsen	Trustee	December 21, 2020
Thomas A. Larsen*

/s/ Ann Mather	Trustee	December 21, 2020
Ann Mather*

/s/ Robert B. Morris III	Trustee	December 21, 2020
Robert B. Morris, III*

/s/ Gabriela Franco Parcella	Trustee	December 21, 2020
Garbriela Franco Parcella*

/s/ Gary Roughead	Trustee	December 21, 2020
Gary Roughead*

/s/ Mark E. Smith	Trustee	December 21, 2020
Mark E. Smith*

/s/ John B. Taylor	Trustee	December 21, 2020
John B. Taylor*

*By:	/s/ Roberta R. W. Kameda
Roberta R. W. Kameda
Secretary as attorney-in-fact**

**	Powers of Attorney previously filed